TAXATION - Current and deferred components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Current income tax expenses	¥ 6,387	$ 913	¥ 12,012	¥ 21,666
Total income tax expenses	¥ 6,387	$ 913	¥ 12,012	¥ 21,666